Right-of-use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use Assets and Lease Liabilities [Abstract]
Schedule of composition of the rights over leased assets
	Gross Balance		Accumulated Depreciation		Net Balance
	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Categories
Buildings	144,482	124,978	(64,352)	(46,743)	80,130	78,235
Floor space for ATMs	43,492	42,051	(35,735)	(25,566)	7,757	16,485
Improvements to leased properties	28,595	26,066	(21,561)	(20,598)	7,034	5,468
Total	216,569	193,095	(121,648)	(92,907)	94,921	100,188

Shedule of changes of the rights over leased assets
	2022
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2022	124,978	42,051	26,066	193,095
Additions	23,930	2,819	2,529	29,278
Write-downs	(4,296)	(1,002)	—	(5,298)
Remeasurement	(130)	(376)	—	(506)
Total	144,482	43,492	28,595	216,569

Accumulated Depreciation
Balance as of January 1, 2022	(46,743)	(25,566)	(20,598)	(92,907)
Depreciation of the year (*)	(19,636)	(11,168)	(963)	(31,767)
Write-downs	2,027	999	—	3,026
Total	(64,352)	(35,735)	(21,561)	(121,648)

Balance as of December 31, 2022	80,130	7,757	7,034	94,921

(*)	See Note No.37 Depreciation and Amortization.

	2021
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2021	123,215	40,445	26,579	190,239
Additions	12,123	2,867	1,386	16,376
Write-downs	(10,468)	(1,055)	(1,899)	(13,422)
Remeasurement	—	(206)	—	(206)
Others	108	—	—	108
Total	124,978	42,051	26,066	193,095

Accumulated Depreciation
Balance as of January 1, 2021	(33,560)	(16,496)	(21,354)	(71,410)
Depreciation of the year (*)	(18,244)	(10,095)	(860)	(29,199)
Write-downs	5,064	1,025	1,616	7,705
Others	(3)	—	—	(3)
Total	(46,743)	(25,566)	(20,598)	(92,907)

Balance as of December 31, 2021	78,235	16,485	5,468	100,188

(*)	See Note No.37 Depreciation and Amortization.

Shedule of future maturities lease liabilities
	December 2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
Lease associated to:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Buildings	—	1,895	3,786	16,018	32,260	19,799	22,825	96,583
ATMs	—	1,087	2,151	7,323	1,323	225	92	12,201
Total	—	2,982	5,937	23,341	33,583	20,024	22,917	108,784

	December 2021
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
Lease associated to:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Buildings	—	1,785	3,555	13,516	28,025	21,530	27,733	96,144
ATMs	—	962	1,921	8,221	6,114	116	108	17,442
Total	—	2,747	5,476	21,737	34,139	21,646	27,841	113,586

Shedule of changes of the obligations for lease liabilities
Total cash flow for the year
Lease liability	MCh$

Balances as of January 1, 2021	115,017
Liabilities for new lease agreements	8,283
Interest accrued expenses	1,978
Payments of capital and interests	(30,585)
Remeasurement	(206)
Derecognized contracts	(5,524)
Readjustments	6,707
Balances as of December 31, 2021	95,670
Liabilities for new lease agreements	16,559
Interest accrued expenses	1,865
Payments of capital and interests	(32,375)
Remeasurement	(506)
Derecognized contracts	(2,020)
Others	10,176
Balances as of December 31, 2022	89,369